Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM Jennison Mid-Cap Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM Jennison Mid-Cap Growth Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM Jennison Mid-Cap Growth Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM Jennison Mid-Cap Growth Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets